Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Basic EPS
Net income attributable to equity shareholders	$ 2,457	$ 3,093	$ 1,998	$ 5,550	$ 4,161
Less: Preferred share dividends and distributions on other equity instruments	114	106	78	220	166
Net income attributable to common shareholders	$ 2,343	$ 2,987	$ 1,920	$ 5,330	$ 3,995
Weighted-average common shares outstanding	917,401	924,661	938,495	921,091	940,297
Basic EPS	$ 2.55	$ 3.23	$ 2.05	$ 5.79	$ 4.25
Diluted EPS
Net income attributable to common shareholders	$ 2,343	$ 2,987	$ 1,920	$ 5,330	$ 3,995
Weighted-average common shares outstanding	917,401	924,661	938,495	921,091	940,297
Add: Stock options potentially exercisable	6,896	6,740	4,253	6,813	4,796
Weighted-average diluted common shares outstanding	924,297	931,401	942,748	927,904	945,093
Diluted EPS	$ 2.53	$ 3.21	$ 2.04	$ 5.74	$ 4.23